PROFIT SHARE ALLOCATION (Details) - Millburn Multi Markets Trading L P [Member] - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Schedule Of Profit Share Allocation [Line Items]
General Partner's allocation - profit share		$ (4,975,303)	$ (3,732,701)
U S Feeder [Member]
Schedule Of Profit Share Allocation [Line Items]
General Partner's allocation - profit share		1,075,724	1,338,994
Cayman Feeder [Member]
Schedule Of Profit Share Allocation [Line Items]
General Partner's allocation - profit share		3,831,276	2,376,745
Other [Member]
Schedule Of Profit Share Allocation [Line Items]
General Partner's allocation - profit share	[1]	$ 68,303	$ 16,962

[1]	Direct investors in the Partnership.